Note Receivable (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 30, 2017	Apr. 08, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018
WeightedAverageFairValueWarrantsIssued
Note payable	$ 675,000
Principal amount	200,000				$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000
Bad debt expense	$ 117,670		$ 38,113
Note receivable				$ 357,330
Business combination, description		The predecessor collected $182,362 and subsequent to the date the Company completed the business combination (Note 7), the Company collected the remaining $174,967.